Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
The composition of financial assets delivered as guarantee as of December 31, 2021 and 2020 is as follows:

Composition	Carrying amount
	12/31/2021	12/31/2020
For transactions with the BCRA	15,525,187	18,174,500
For guarantee deposits	2,439,070	2,348,447
For securities forward contracts		1,050,173

Total	17,964,257	21,573,120